Note 6 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of activities for exploration and evaluation assets [text block]
	For the year
	ended November 30,
	2020	2019
	($)	($)

Balance at the beginning of year	57,650,312	59,111,999
Mineral rights and property acquired	2,673,343	100,000
Mineral property option payment	51,927	46,495
Write-off of exploration and evaluation assets	(10,091)	-
	60,365,491	59,258,494
Change in reclamation estimate	(11,579)	(5,579)
Foreign currency translation adjustments	(4,468,184)	(1,602,603)
Balance at the end of year	55,885,728	57,650,312

Disclosure of exploration and evaluation assets on project [text block]
	November 30,	November 30,
	2020	2019
	($)	($)
La Mina	13,887,224	14,194,856
Titiribi	11,658,660	11,916,924
Yellowknife	7,119,333	7,130,912
Crucero	6,840,067	6,991,589
Cachoeira	5,742,394	7,395,111
São Jorge	4,838,183	6,230,659
Surubim	1,826,865	2,284,840
Yarumalito	1,487,220	-
Almaden	1,121,635	-
Whistler	953,412	974,532
Batistão	217,357	279,914
Montes Áureos and Trinta	165,700	213,390
Rea	27,678	27,678
Other Exploration and Evaluation Assets	-	9,907
Total	55,885,728	57,650,312

Disclosure information about acquisition of project [text block]
Purchase Price Consideration ($)
1,118,359 GoldMining Shares	1,274,929
Cash payment	200,000
Transaction costs:
Cash payment	88,867
Total	1,563,796
Purchase Price Allocation ($)
Land	42,715
Exploration and evaluation assets	1,521,081
Net assets acquired	1,563,796
Purchase Price Consideration ($)
337,619 GoldMining Shares	486,171
Cash payment	575,000
Transaction costs:
Cash payment	91,091
Total	1,152,262
Purchase Price Allocation ($)
Exploration and evaluation assets	1,152,262
Net assets acquired	1,152,262

Disclosure information about exploration expenditures [text block]
			For the period from
	For the year ended		incorporation,
	November 30,		September 9, 2009, to
	2020	2019	November 30, 2020
	($)	($)	($)
Whistler	485,573	452,298	2,181,126
Cachoeira	287,210	508,691	6,470,944
Titiribi	227,127	219,880	1,556,309
La Mina	153,404	122,389	839,213
Almaden	145,118	-	145,118
Yellowknife	130,287	166,140	807,949
São Jorge	109,162	126,111	995,422
Yarumalito	82,989	-	82,989
Crucero	45,032	80,540	175,186
Montes Áureos and Trinta	1,668	-	1,819,966
Rea	-	-	265,930
Surubim	-	-	209,772
Batistão	-	-	30,902
Other Exploration Expenses	1,642	6,166	1,566,198
Total	1,669,212	1,682,215	17,147,024